Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Windfall Project Narrative (Details) $ in Millions, $ in Millions								8 Months Ended			12 Months Ended
	Oct. 25, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($) payment	Jul. 31, 2023 CAD ($) payment	May 02, 2023 USD ($) director	May 02, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 25, 2024 CAD ($)	Dec. 21, 2023 CAD ($)	May 02, 2023 CAD ($) director
Disclosure of equity-accounted investees [Line Items]
Number of directors | director						3													3
Purchase of equity-accounted investee | $											$ 0.0		$ 0.0		$ 247.1
Percentage of costs to refund						0.50													0.50
Windfall Project
Disclosure of equity-accounted investees [Line Items]
Asset acquisition, percentage of shares acquired	0.50
Windfall Project
Disclosure of equity-accounted investees [Line Items]
Interest in joint venture (in percent)	50.00%					50.00%	50.00%
Purchase of equity-accounted investee		$ 12.8	$ 16.9	$ 12.8	$ 16.9	$ 221.5	$ 300.0		$ 247.1	$ 333.8
Number of payments | payment				2	2
Percentage interest in developmental exploration projects and targets						50.00%	50.00%
Term for funding commitment (in years)						5 years	5 years
Cash considerations								$ 93.0			$ 0.0	$ 0.0	$ 65.3	$ 89.0	$ 69.1	$ 93.0
Windfall Project | C$300.0 million contingent consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations	$ 200.4					$ 190.8						300.0		300.0			$ 279.2	$ 300.0	$ 258.4
Windfall Project | C$75.0 million exploration consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations			$ 75.0			$ 39.1		$ 75.0		$ 75.0		$ 75.0		$ 75.0		$ 75.0			$ 52.9
Percentage initial exploration funding												1		1
Windfall Project | Osisko Mining Incorporated
Disclosure of equity-accounted investees [Line Items]
Interest in joint venture (in percent)	50.00%					50.00%	50.00%
Canadian Subsidiary
Disclosure of equity-accounted investees [Line Items]
Group beneficial interest						100.00%	100.00%